                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07344

Morgan Stanley California Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                     10020
   (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA INSURED MUNICIPAL INCOME TRUST
Portfolio of Investments January 31, 2005 (unaudited)

  PRINCIPAL
  AMOUNT IN                                                                      COUPON       MATURITY
  THOUSANDS                                                                       RATE          DATE               VALUE
----------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (134.3%)
               General Obligation  (14.2%)
    $4,535     California, Various Purpose dtd 04/01/93 (FSA)                     5.50%       04/01/19           $4,557,494
     3,000     Los Angeles Community College District, 2001 Ser A (MBIA)          5.00        06/01/26            3,125,760
     4,000     Los Angeles Unified School District, 2003 Ser A (MBIA)             5.25        07/01/19            4,447,520
               North Orange County Community College District,
     2,000        2002 Ser A (MBIA)                                               5.375       08/01/21            2,242,340
     2,000        2004 Ser A (MBIA)                                               5.00        08/01/23            2,145,900
     3,000     Oakland, Ser 2003 A (MBIA)                                         5.00        01/15/33            3,126,810
               San Diego Unified School District,
     2,000        1998 Ser C (FSA)                                                5.00        07/01/23            2,145,360
     3,000        1998 Ser B (MBIA)                                               5.00        07/01/25            3,168,630
   -------                                                                                                      -----------
    23,535                                                                                                       24,959,814
   -------                                                                                                      -----------

               Educational Facilities Revenue  (6.7%)
     2,000     California State University, Ser 2003 A (FGIC)                     5.25        11/01/21            2,217,960
               University of California,
     2,000        Ser 2003 B (Ambac)                                              5.00        05/15/22            2,152,080
     5,000        Multi Purpose Ser 2003 Q (FSA)                                  5.00        09/01/23            5,299,900
     2,000        Multi Purpose Ser Q (FSA)                                       5.00        09/01/31            2,078,820
   -------                                                                                                      -----------
    11,000                                                                                                       11,748,760
   -------                                                                                                      -----------

               Electric Revenue  (14.3%)
     8,000     California Department of Water Resources, Power Supply             5.375       05/01/18            8,898,080
                  Ser 2002 A (Ambac)
               Los Angeles Department of Water & Power,
     4,000        2001 Ser A (FSA)                                                5.25        07/01/21            4,418,920
     5,000        2003 Ser A Subser A-2 (MBIA)                                    5.00        07/01/27            5,268,250
     4,000     Modesto Irrigation District, Ser 2001 A COPs (FSA)                 5.00        07/01/26            4,176,800
     2,150     Turlock Irrigation District, Refg 1998 Ser A (MBIA)                5.00        01/01/26            2,259,973
   -------                                                                                                      -----------
    23,150                                                                                                       25,022,023
   -------                                                                                                      -----------

               Hospital Revenue  (5.4%)
     3,000     California Health Facilities Financing Authority, Children's       5.75        07/01/23            3,034,500
                  Hospital San Diego Ser 1993 (MBIA)
     6,000     University of California, UCLA Medical Center Ser 2004A (Ambac)    5.25        05/15/30            6,408,600
   -------                                                                                                      -----------
     9,000                                                                                                        9,443,100
   -------                                                                                                      -----------

               Mortgage Revenue - Single Family  (3.0%)
     5,000     California Department of Veterans Affairs, Home Purchase           5.35        12/01/27            5,283,400
   -------        2002 Ser A (Ambac)                                                                            -----------

             Public Facilities Revenue  (15.8%)
    2,000    MidPeninsula Regular Space District Financing Authority,           5.00        09/01/34            2,087,360
                Ser 2004 (Ambac)
    5,000    Modesto, Community Center Refg 1993 Ser A COPs (Ambac)             5.00        11/01/23            5,587,950
             Sacramento Financing Authority,
    2,000       City Hall 2002 Ser A (FSA)                                      5.00        12/01/32            2,073,980
    2,000       2003 Capital Impr (Ambac)                                       5.00        12/01/33            2,086,180
    5,000    San Francisco Redevelopment Agency, George R Moscone               5.25        07/01/18            5,540,400
                Convention Center Refg Ser 2002 (FSA)
    8,000    San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)      5.00        06/01/37            8,263,680
             Simi Valley Public Financing Authority,
    1,000       Ser 2004 COPs (Ambac)                                           5.00        09/01/24            1,067,020
    1,000       Ser 2004 COPs  (Ambac)                                          5.00        09/01/30            1,045,270
  -------                                                                                                     -----------
   26,000                                                                                                      27,751,840
  -------                                                                                                     -----------

             Tax Allocation Revenue  (11.4%)
             Burbank Public Financing Authority,
    1,300       Golden State Redev Project 2003 Ser A (Ambac)                   5.25        12/01/22            1,425,424
    1,500       Golden State Redev Project 2003 Ser A (Ambac)                   5.25        12/01/23            1,638,870
    3,000    La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)     5.25        09/01/24            3,287,220
    2,000    La Quinta Redevelopment Agency, Area #1 Ser 2002 (Ambac)           5.00        09/01/22            2,150,420
    1,070    Long Beach Bond Finance Authority, Downtown North Long             5.375       08/01/18            1,198,347
                Beach Poly High and West Beach 2002 Ser A (Ambac)
    3,000    Milpitas Redevelopment Agency, Area # 1 Ser 2003 (MBIA)            5.00        09/01/22            3,205,920
    6,000    Poway Redevelopment Agency, Pagway DRIVERS Ser 372 (MBIA)          8.354[+/+]  06/15/11            7,047,360
  -------                                                                                                     -----------
   17,870                                                                                                      19,953,561
  -------                                                                                                     -----------

             Transportation Facilities Revenue  (26.2%)
    5,000    California Infrastructure and Economic Development Bank, Bay       5.25        07/01/21            5,562,850
                Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)
    5,000    Long Beach Harbor, Ser 1995 (AMT) (MBIA)                           5.25        05/15/25            5,128,750
    5,000    Los Angeles County Metropolitan Transportation Authority, Sales    5.25        07/01/30            5,386,950
                 Tax Ser 2000 A (FGIC)
   10,000    Los Angeles, Harbor Department 2001 A (Ambac)                      5.00        08/01/25           10,662,900
    3,000    Port of Oakland, 2000 Ser K (AMT) (FGIC)                           5.875       11/01/17            3,325,920
    5,000    San Francisco Airports Commission, San Francisco Int'l Airport     5.25        05/01/26            5,214,400
                Refg Issue 27A (AMT) (MBIA)
             San Francisco Bay Area Rapid Transit District,
    1,255       Sales Tax Ser 1995 (FGIC)                                       5.50        07/01/20            1,282,710
    3,000       Sales Tax Ser 1998 (Ambac)                                      5.00        07/01/28            3,137,580
    2,000    San Joaquin Hills Transportation Corridor Agency, Toll Road Refg   5.25        01/15/30            2,115,080
                Ser 1997 A (MBIA)
    4,000    San Jose, Airport Ser 2001 A (FGIC)                                5.00        03/01/25            4,171,160
  -------                                                                                                     -----------
   43,255                                                                                                      45,988,300
  -------                                                                                                     -----------

             Water & Sewer Revenue  (29.1%)
    3,000    California Department of Water Resources, Central Valley Ser Y     5.25        12/01/19            3,342,540
                (FGIC)
             Contra Costa Water District,
    5,060       Refg Ser L (FSA)                                                5.00        10/01/20            5,491,517
    2,135       Refg Ser L (FSA)                                                5.00        10/01/21            2,309,066
    2,240       Refg Ser L (FSA)                                                5.00        10/01/22            2,412,569
    3,000    East Bay Municipal Utility District, California, Water Ser 2001    5.00        06/01/26            3,134,640
               (MBIA)

    7,000    Los Angeles Wastewater, Refg Ser 2003 B (FSA)                      5.00        06/01/22            7,533,190
             Metropolitan Waterworks District of Southern California,
    4,000       2003 Ser B-1 (FGIC)                                             5.00        10/01/33            4,181,400
    2,000       2003 Ser B-1 (FGIC)                                             5.00        10/01/36            2,090,700
    3,000    Sacramento Financing Authority, Water & Capital Impr 2001 Ser A    5.00        12/01/26            3,134,640
                (Ambac)
    4,000    San Diego County Water Authority, Ser 2004 A COPs (FSA)            5.00        05/01/29            4,211,240
             San Francisco Public Utilities Commission,
    3,000       Clean Water Refg 2003 Ser A (MBIA)                              5.25        10/01/17            3,354,150
    5,000       Water Refg Ser A 2001 (FSA)                                     5.00        11/01/31            5,183,550
    4,690    Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC)               5.50        08/01/21            4,699,990
  -------                                                                                                     -----------
   48,125                                                                                                      51,079,192
  -------                                                                                                     -----------

             Other Revenue  (1.9%)
    3,000    California , Economic Recovery Ser 2004 A (MBIA)                   5.00        07/01/15            3,334,110
  -------                                                                                                     -----------

             Refunded  (6.3%)
             Puerto Rico Infrastructure Financing Authority,
    3,000       2000 Ser A (ETM)                                                5.375       10/01/24            3,312,180
    5,000       2000 Ser A (ETM)++                                              5.50        10/01/32            5,516,900
    2,000    San Diego Unified School District, 1998 Ser D (FGIC)               5.25        07/01/12+           2,262,600
  -------                                                                                                     -----------
   10,000                                                                                                      11,091,680
  -------                                                                                                     -----------
  219,935    TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $221,357,747)                                  235,655,780
  -------                                                                                                     -----------

             CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATION (1.1%)
    1,880    Newport Beach, Hoag Memorial/Presbyterian Hospital 1992 Ser
                (Demand 02/01/05) (Cost $1,880,000)                             1.82*       10/01/22            1,880,000
                                                                                                             ------------

 $221,815    TOTAL INVESTMENTS (Cost $223,237,747) (a) (b)                    135.4%                          237,535,780
 ========

             OTHER ASSETS IN EXCESS OF LIABILITIES                              1.7                             2,926,535

             PREFERRED SHARES OF BENEFICIAL INTEREST                          (37.1)                          (65,079,428)
                                                                              -----                          ------------

             NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     100.0%                         $175,382,887
                                                                              =====                          ============

-----------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

      AMT         Alternative Minimum Tax.
      COPs        Certificates of Participation.
      ETM         Escrowed to maturity.
    DRIVERS       Derivative Inverse Tax-Exempt Receipts (illiquid security).
       +          Crossover refunded to call date shown.
      ++          A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                  $377,500.
     [+/+]        Current coupon rate for inverse floating rate municipal
                  obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations has a total value of $7,047,360 which represents 4.0% of net assets applicable to common
                  shareholders.
       *          Current coupon of variable rate demand obligation.
      (a)         Securities have been designated as collateral in an amount equal to $59,912,737 in connection with the open futures
                  contracts.

   (b)            The aggregate cost for federal income tax purposes
                  approximates the aggregate cost for book purposes. The
                  aggregate gross and net unrealized appreciation is
                  $14,298,033.

Bond Insurance:
---------------
     Ambac        Ambac Assurance Corporation.
      FGIC        Financial Guaranty Insurance Company.
      FSA         Financial Security Assurance Inc.
      MBIA        Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at January 31, 2005:

                                         DESCRIPTION,
   NUMBER OF                            DELIVERY MONTH             UNDERLYING FACE       UNREALIZED
   CONTRACTS       LONG/SHORT              AND YEAR                AMOUNT AT VALUE      DEPRECIATION
   ---------       ----------              --------                ---------------      ------------

      300             Short        U.S. Treasury Notes 5Yr
                                          March/2005                $(32,775,000)         $(155,511)
      250             Short        U.S. Treasury Notes 10Yr
                                          March/2005                 (28,066,408)          (397,173)
                                                                                        -------------
                                      Total unrealized depreciation ...............       $(552,684)
                                                                                        =============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer